MADISON FUNDS
550 Science Drive
Madison, Wisconsin 53711
Tele: 608.274.0300

June 2, 2020

BY EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549
RE:    Madison Funds (SEC File Nos. 333-29511; 811-08261) Rule 497(j) Filing
Ladies and Gentlemen:

In lieu of filing the form of Prospectus and the form of Statement of Additional Information which will be used by the Madison Funds (the "Company") after the effective date of the most recently filed post-effective amendment to the Company's Registration Statement on Form N-1A as required by Rule 497(c) under the Securities Act of 1933, as amended, in accordance with Rule 497(j) under such Act, we hereby provide you with notice that (1) the form of Prospectus and the form of Statement of Additional Information for the Company that would have been filed under Rule 497(c) by the Company would not have differed from the Prospectus and Statement of Additional Information contained in the Company's most recently filed post-effective amendment and (2) the text of the Company's most recently filed post-effective amendment was filed electronically via EDGAR and became effective on June 1, 2020.

Please do not hesitate to contact me at 608-216-9109 if you have any questions regarding this letter.

Very truly yours,

/s/ Steven J. Fredricks

Steven J. Fredricks
Chief Legal Officer & Chief Compliance Officer